CAPITAL STOCK - Additional Information, Other Equity Arrangements (Detail) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 29, 2012	Nov. 10, 2010	Dec. 31, 2013	Dec. 29, 2012	Nov. 30, 2012	Nov. 30, 2010	Apr. 04, 2015	Jun. 29, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Jan. 01, 2011	Nov. 03, 2010
Option Indexed to Issuer's Equity [Line Items]
Accelerated share repurchases, authorized amount of accelerated share repurchase				$ 850,000,000
Purchase of common stock for treasury				$ 850,000,000			$ 326,100,000		$ 28,200,000	$ 39,200,000	$ 1,073,900,000
Initial delivery of shares repurchased (in shares)				9,345,794				1,608,695
Accelerated share repurchases, initial value of shares repurchased				$ 680,000,000
Accelerated share repurchases, initial price paid (USD per share)				$ 72.76
Accelerated share repurchases, forward contract										170,000,000
Accelerated Share Repurchases, Final Delivery of Shares Repurchased				1,600,000
Option Indexed to Issuer's Equity, Settlement Alternatives, Shares, at Fair Value							911,077
Call option, aggregate premium			$ 9,700,000			$ 50,300,000				$ 50,300,000
Call option, average price											$ 73.24
Number of net-share settled options exercised (in shares)									953,940	2,414,697	2,258,598
Long-term debt, including current maturities									$ 3,845,700,000	$ 3,809,300,000
Equity Unit Shares Issuable Upon Conversion										6,100,000
Common Stock, Shares, Issued									176,902,738	176,902,738
Treasury Stock Acquired, Average Cost Per Share							$ 96.46		$ 112.86
Treasury Stock, Shares, Acquired							3,381,162		340,576	2,225,732	12,613,068
Convertible conversion warrant strike price percentage higher than previous price on November 1, 2010						60.00%
Common Stock, Par or Stated Value Per Share									$ 2.5	$ 2.5
Stock Exercise Price Per Share									$ 112.86
Stock Exercise Price Per Share Percentage Greater Than Closing Price									40.00%				60.00%
Maximum
Option Indexed to Issuer's Equity [Line Items]
Common Stock, Shares, Issued									4.3	4.3
Stock Exercise Price Per Share						$ 97.95			$ 112.91	$ 95.44
Minimum
Option Indexed to Issuer's Equity [Line Items]
Common Stock, Shares, Issued									3.5	3.5
Stock Exercise Price Per Share						$ 75.00			$ 98.80	$ 73.08
Convertible Preferred Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Open Option Contracts Written At Fair Value									$ 141,100,000
Investment Type | Employee Stock Purchase Plans
Option Indexed to Issuer's Equity [Line Items]
Employee stock purchase plan, discounted purchase price percentage										85.00%
Call Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Call option, aggregate premium						$ 50,300,000
Call option, average price						$ 5.97				$ 2.77
Open Option Contracts Written At Fair Value									$ 15,800,000
Call Option [Member] | Maximum
Option Indexed to Issuer's Equity [Line Items]
Strike price	$ 95.44					97.95
Call Option [Member] | Minimum
Option Indexed to Issuer's Equity [Line Items]
Call Options Term Of Maturity-1		5 years
Strike price						$ 75
Common Stock
Option Indexed to Issuer's Equity [Line Items]
Conversion price (USD per share)									$ 98.75
Equity Units Conversion Rate Number Of Common Stock Shares									1.0126
Common Stock | Maximum
Option Indexed to Issuer's Equity [Line Items]
Purchase of common stock for treasury										$ 80.65
Common Stock | Minimum
Option Indexed to Issuer's Equity [Line Items]
Purchase of common stock for treasury										$ 98.80
Equity Units Conversion Rate Number Of Common Stock Shares									1.0122	1.0122
Convertible Preferred Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Convertible preferred units issued						6,325,000.000
Stated interest rate						4.75%
Convertible preferred stock, conversion rate (USD per share)						1.3333				1.3684		1.3333
Common stock to be issued up on conversion						8,433,123				3,500,000.0
Conversion price (USD per share)						$ 75.00				$ 73.08		$ 75.00
Convertible preferred stock, redemption price as a percent of liquidation preference						100.00%				100.00%
Convertible Preferred Stock [Member] | Maximum
Option Indexed to Issuer's Equity [Line Items]
Convertible preferred stock, conversion rate (USD per share)									1.2399	1.2399
Notes 2 Point 25 Percent due 2018 [Member]
Option Indexed to Issuer's Equity [Line Items]
Long-term debt, including current maturities									$ 345,000,000	$ 345,000,000
Equity Unit Shares Issuable Upon Conversion			3,450,000
Common Stock, Par or Stated Value Per Share									$ 100	$ 100
Convertible notes payable due in 2018 (subordinated)
Option Indexed to Issuer's Equity [Line Items]
Long-term debt, including current maturities						$ 632,500,000			$ 632,500,000	$ 632,500,000
Convertible preferred units issued, per share						$ 100
Call Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Option indexed to issuer's equity, number of call options purchased					10,094,144		9,100,000.0	617,037		12,200,000.0
Option indexed to issuer's equity, premium amount					$ 29,500,000					$ 73,500,000
Option indexed to issuer's equity, average premium price per share (USD per share)					$ 2.92					$ 6.03
Option indexed to issuer's equity, average lower strike price (USD per share)					71.43				$ 86.03	86.07
Option indexed to issuer's equity, average upper strike price (USD per share)					$ 79.75				$ 106.51	$ 106.56
Option Indexed to Issuer's Equity, Settlement Alternatives					0.6
Option Indexed to Issuer's Equity, Aggregate Fair Value									$ 123,300,000